SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Financial instruments and fair value measurements (Details) - Nonrecurring - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Carrying Value
Liabilities:
Long-term investments	$ 77	$ 73
Level 3 | Fair Value
Liabilities:
Long-term investments	$ 77	$ 73